Loans, borrowings, leases, cash and cash equivalents and short-term investments - Debt payments (Details) $ in Millions	Jun. 30, 2021 USD ($)
Loans and borrowings
Principal	$ 11,998
Estimated future interest payments	6,634
2021
Loans and borrowings
Principal	173
Estimated future interest payments	300
2022
Loans and borrowings
Principal	1,254
Estimated future interest payments	593
2023
Loans and borrowings
Principal	298
Estimated future interest payments	555
2024
Loans and borrowings
Principal	2,014
Estimated future interest payments	537
Between 2025 and 2029
Loans and borrowings
Principal	2,142
Estimated future interest payments	1,008
2030 onwards
Loans and borrowings
Principal	6,117
Estimated future interest payments	$ 3,641